Regulatory Matters (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 MW	Dec. 31, 2015 USD ($) MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Regulatory Matters [Line Items]
Increase in basic rates and charges		$ 63,300
Increase in basic rates and charges, percentage		5.30%
Equipment recovery approved amount		$ 978,000
Revenue requirement to be included in rate		82,000
CCT expenditures		252,200	$ 176,300	$ 126,600
Costs allocated to Company for projects of other transmission system owner members		12,100
Regulatory assets		448,200	419,193
Deferred Transmission Expansion Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets		19,700
Indianapolis Power And Light Company [Member]
Regulatory Matters [Line Items]
Increase in basic rates and charges		$ 63,300
Increase in basic rates and charges, percentage		5.30%
Equipment recovery approved amount		$ 978,000
Revenue requirement to be included in rate		82,000
CCT expenditures		252,200	176,300	$ 126,600
Costs allocated to Company for projects of other transmission system owner members		12,100
Regulatory assets		448,200	$ 419,193
Indianapolis Power And Light Company [Member] | Deferred Transmission Expansion Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets		$ 19,700
Indianapolis Power And Light Company [Member] | Indiana [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW		100
Indianapolis Power And Light Company [Member] | Minnesota [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW		200
Length power purchase agreement		20 years
Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW		95
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW	97